SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Jun. 30, 2024	Dec. 31, 2023
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years